Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cost and expenses by nature [abstract]
Purchases	$ 778,100,997	$ 1,126,780,036	$ 518,434,795
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	144,041,743	146,251,935	140,155,507
Net periodic cost of employee benefits	141,415,705	129,333,812	140,215,404
Personnel services	121,408,213	107,990,777	100,401,001
Conservation and maintenance	79,917,049	78,323,591	65,239,995
Other operation taxes and duties	64,825,368	14,717,890	12,933,825
Exploration and Extraction Hydrocarbons Duty and taxes	54,779,330	136,840,962	88,596,015
Unsuccessful wells	38,638,889	26,582,595	26,952,138
Other operation costs and expenses	31,895,908	11,163,737	77,748,739
Raw materials and spare parts	28,019,686	26,516,438	23,504,046
Auxiliary services with third-parties	25,991,393	28,799,131	9,656,254
Losses from fuels subtraction	20,168,804	19,891,204	6,791,377
Exploration expenses	12,284,957	8,126,787	6,458,310
Insurance	9,005,239	7,384,099	6,997,343
General expenses with third-parties	8,146,640	12,454,485	6,867,868
Freight	7,893,791	8,522,913	5,195,157
Expenses for environmental provision	3,840,186	6,507,615	2,064,164
Integrated Contracts	2,925,163	4,556,801	4,904,774
Fees	1,927,051	6,476,622	548,928
Inventory variations	(8,643,559)	(38,474,306)	(11,544,077)
Cost of sales and general expenses	$ 1,566,582,553	$ 1,868,747,124	$ 1,232,121,563